UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     August 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $63,040 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL STRATEGIES    COM              024937104     3976    93515 SH       SOLE                        0        0    93515
APOLLO INVT CORP               COM              03761U106     2804   130299 SH       SOLE                        0        0   130299
ARES CAP CORP                  COM              04010L103      263    15600 SH       SOLE                        0        0    15600
AZZ INC                        COM              002474104      304     9030 SH       SOLE                        0        0     9030
BANK OF AMERICA CORPORATION    COM              060505104     2135    43664 SH       SOLE                        0        0    43664
ENERPLUS RES FD                UNIT TR G NEW    29274D604     2756    58534 SH       SOLE                        0        0    58534
GENERAL DYNAMICS CORP          COM              369550108      215     2754 SH       SOLE                        0        0     2754
GLADSTONE COML CORP            COM              376536108     1342    68489 SH       SOLE                        0        0    68489
GLADSTONE INVT CORP            COM              376546107      927    65262 SH       SOLE                        0        0    65262
MAGNA ENTMT CORP               NOTE 7.250%12/1  559211AC1    23792 25090000 PRN      SOLE                        0        0 25090000
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268ah1      393   450000 PRN      SOLE                        0        0   450000
OVERSTOCK COM INC DEL          NOTE 3.750%12/0  690370ab7      206   250000 PRN      SOLE                        0        0   250000
PENN WEST ENERGY TR            TR UNIT          707885109      955    28623 SH       SOLE                        0        0    28623
PFIZER INC                     COM              717081103     1931    75500 SH       SOLE                        0        0    75500
PITNEY BOWES INC               COM              724479100      229     4900 SH       SOLE                        0        0     4900
PMC COML TR                    SH BEN INT       693434102     1005    76376 SH       SOLE                        0        0    76376
PRECISION DRILLING TR          TR UNIT          740215108      230     9406 SH       SOLE                        0        0     9406
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3       70    83000 PRN      SOLE                        0        0    83000
SPACEHAB INC                   NOTE 8.000%10/1  846243AC7       12    13000 PRN      SOLE                        0        0    13000
SPACEHAB INC                   NOTE 5.500%10/1  846243AD5    15275 29420000 PRN      SOLE                        0        0 29420000
TECHNOLOGY INVT CAP CORP       COM              878717305     4220   267233 SH       SOLE                        0        0   267233